U.S. SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

                        Read instructions at end of Form
                          before preparing Form. Please
                                 print or type.

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1.     Name and address of issuer:
           Brundage, Story and Rose Investment Trust
           312 Walnut Street, 21st Floor
           Cincinnati, Ohio 45202
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2.     Name of each series or class of funds for which this notice is filed:
       Brundage, Story and Rose Equity Fund
       Brundage, Story and Rose Short/Intermediate Term Fixed-Income Fund
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3.     Investment Company Act File Number: 811-6185

       Securities Act File Number: 33-37123
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4.     Last day of fiscal year for which this notice is filed;

       November 30, 1996
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5.     Check box if this  notice  is being  filed  more than 180 days  after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                                   [  ]
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6.     Date of termination of issuer's declaration under rule
       24f-2(a)(1), if applicable (see instruction A.6):

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7.     Number and  amount of  securities  of the same class or series  which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

       457,902 shares of Brundage, Story and Rose Short/Intermediate Term Fixed-Income Fund

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8.     Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                                   NONE

9. Number and aggregate sale price of securities sold during the fiscal year:

                                                NUMBER OF SHARES    SALE PRICE
                                                ----------------    ----------
Brundage, Story and Rose Equity Fund                  157,706       $2,369,871
Brundage, Story and Rose Short/
  Intermediate Term Fixed-Income Fund                 430,192        4,540,639
                                                    -----------      ----------
                        ISSUER TOTALS                 587,898       $6,910,510
                                                    ===========      ==========
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10.    Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule
       24f-2:
                                                 NUMBER OF SHARES   SALE PRICE
                                                 ----------------   ----------
Brundage, Story and Rose Equity Fund                   157,706      $2,369,871
Brundage, Story and Rose Short/
  Intermediate Term Fixed-Income Fund                  430,192       4,540,639
                                                     -----------    -----------
                           ISSUER TOTALS               587,898      $6,910,510
                                                     ===========    ===========

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11.    Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

                                               NUMBER OF SHARES  SALE PRICE
                                               ----------------  ----------
Brundage, Story and Rose Equity Fund                 85,211      $1,235,320
Brundage, Story and Rose Short/
  Intermediate Term Fixed-Income Fund               152,952       1,615,646
                                                  ------------   ----------
                           ISSUER TOTALS            238,163      $2,850,966
                                                  ============   ==========


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12.    Calculation of registration fee:

       (i)        Aggregate sale price of securities
                  sold during the fiscal year in
                  reliance on rule 24f-2 (from Item 10):          $ 6,910,510
                                                                  ------------
       (ii)       Aggregate price of shares issued in
                  connection with dividend reinvestment
                  plans (from Item 11, if applicable):          +   2,850,966
                                                                  -------------

       (iii)      Aggregate price of shares redeemed or
                  purchased during the fiscal year
                  (if applicable):                              -  11,935,597
                                                                 -------------
       (iv)       Aggregate price of shares redeemed or
                  repurchased and previously applied as
                  a reduction to filing fees pursuant to
                  rule 24e-2 (if applicable)                    +
                                                                 -------------
       (v)        Net aggregate price of securities sold
                  and issued during the fiscal year
                  in  reliance  on rule 24f-2  [line (i),
                  plus line (ii), less line (iii), plus line
                  (iv)] (if applicable):                           (2,174,121)
                                                                 -------------
       (vi)       Multiplier prescribed by Section 6(b) of
                  the Securities Act of 1933 or other
                  applicable law or regulation (see
                  Instruction C.6):                              x .0003030303
                                                                 -------------
       (vii)      Fee due [line (i) or line (v) multiplied
                  by line (vi)]:                                 $   NONE

                                                                 =============

Instruction: Issuers should complete line (ii), (iii), (iv), and (v)
             only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.
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13.    Check box if fees are being remitted to the Commission's
       lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures
       (17CFR 202.3a).
                                                        [ ]
       Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                                                 N/A
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                                   SIGNATURES

       This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

       By (Signature and Title)*         /s/ John F. Splain
                                        ----------------------------------------
                                         John F. Splain, Secretary
                                        ----------------------------------------
       Date January 16, 1997
           -----------------

*Please print the name and title of the signing officer below the signature.

                                       MGF
                                  SERVICE CORP.

January 10, 1997

Brundage, Story and Rose Investment Trust
312 Walnut Street, 21st Floor
Cincinnati, Ohio  45202

Ladies and Gentlemen:

Re:  Rule 24f-2 Opinion
     ------------------

I have been requested to render an opinion in connection with the filing by Brundage, Story and Rose Investment Trust (herein referred to as the "Trust") of a Rule 24f-2 Notice with respect to the fiscal year ended November 30, 1996 (the "Notice").

Reference is made to paragraph 10 of such Notice, wherein the Trust reports the sale of 430,192 shares of its Brundage, Story and Rose Short/Intermediate Term Fixed-Income Fund and 157,706 shares of its Brundage, Story and Rose Equity Fund during the fiscal year ended November 30, 1996 in reliance upon registration under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940, and paragraph 11 of such Notice, wherein the Trust reports the issuance of 152,952 shares of its Brundage, Story and Rose Short/Intermediate Term Fixed-Income Fund and 85,211 shares of its Brundage, Story and Rose Equity Fund in connection with dividend reinvestment plans.

I have examined the Agreement and Declaration of Trust of the Trust as amended to date, the Bylaws of the Trust, records of the Trust concerning certain actions by the Trustees of the Trust, the current Prospectus of the Trust and supplements thereto, and the form of the Rule 24f-2 Notice.

Based upon the foregoing and assuming that all of such shares were sold in accordance with the terms of the Prospectus in effect at the time of sale, in my opinion the above-mentioned shares of the Trust have been legally issued and are fully paid and non-assessable by the Trust.

I consent to the submission of a copy of this opinion to the Securities and Exchange Commission in connection with the filing of the Trust's Rule 24f-2 Notice for the fiscal year ended November 30, 1996, as contemplated in Rule 24f-2(b)(1) under the Investment Company Act of 1940.

Very truly yours,

/s/ Tina D. Hosking

Tina D. Hosking
Counsel

                                MGF Service Corp.
                     a subsidiary of Leshner Financial, Inc.
       312 Walnut Street Cincinnati, Ohio 45202 513.629.2000 800.543.8721